UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
777 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period:  November 30, 2018

Item 1. Schedule of Investments.

PPTY - U.S. Diversified Real Estate ETF
Schedule of Investments
November 30, 2018 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 4.0%
	Consumer Discretionary - 3.7%
3,190	Choice Hotels International, Inc.	$248,405
10,763	Extended Stay America, Inc.	195,887
10,880	Hilton Worldwide Holdings, Inc.	821,875
4,293	Hyatt Hotels Corporation	306,134
10,884	Marriott International, Inc.	1,251,986
7,785	Wyndham Destinations, Inc.	322,844
4,708	Wyndham Hotels & Resorts, Inc.	236,012
		3,383,143
	Health Care - 0.3%
3,862	National HealthCare Corporation	322,284
	TOTAL COMMON STOCKS (Cost $4,003,339)	3,705,427

REAL ESTATE INVESTMENT TRUSTS - 95.9%
	Diversified - 10.9%
3,339	Alexander & Baldwin, Inc. (a)	69,217
21,405	American Assets Trust, Inc.	890,876
57,489	Empire State Realty Trust, Inc.	930,747
18,367	Forest City Realty Trust, Inc.	464,685
10,053	Lexington Realty Trust	88,265
26,323	Liberty Property Trust	1,192,169
19,768	PS Business Parks, Inc.	2,787,684
298,094	VEREIT, Inc.	2,280,419
2,701	Washington Real Estate Investment Trust	72,819
16,404	WP Carey, Inc.	1,111,371
		9,888,252
	Health Care - 8.0%
17,465	CareTrust REIT, Inc.	349,649
33,597	HCP, Inc.	983,048
13,649	Healthcare Realty Trust, Inc.	423,119
19,281	Healthcare Trust of America, Inc.	542,182
7,518	LTC Properties, Inc.	349,136
6,923	Medical Properties Trust, Inc.	119,560
4,958	National Health Investors, Inc.	386,625
17,029	Omega Healthcare Investors, Inc.	646,080
25,689	Physicians Realty Trust	457,521
3,992	Sabra Health Care REIT, Inc.	77,006
21,335	Ventas, Inc.	1,354,559
21,782	Welltower, Inc.	1,575,492
		7,263,977
	Hotel & Resort - 3.0%
14,235	Apple Hospitality REIT, Inc.	225,909
3,937	Chatham Lodging Trust	78,701
6,176	Chesapeake Lodging Trust	182,624
18,593	DiamondRock Hospitality Company	195,970
28,356	Host Hotels & Resorts, Inc.	538,764

6,938	LaSalle Hotel Properties	222,432
11,343	Park Hotels & Resorts, Inc.	349,591
5,468	Pebblebrook Hotel Trust	190,943
3,932	RLJ Lodging Trust	79,977
3,329	Ryman Hospitality Properties, Inc.	246,712
5,719	Summit Hotel Properties, Inc.	63,767
14,191	Sunstone Hotel Investors, Inc.	216,555
3,306	Xenia Hotels & Resorts, Inc.	67,178
		2,659,123
	Industrial - 13.4%
4,173	Americold Realty Trust	111,836
45,806	Duke Realty Corporation	1,303,639
10,133	EastGroup Properties, Inc.	1,013,503
34,287	First Industrial Realty Trust, Inc.	1,099,241
62,466	Monmouth Real Estate Investment Corporation	870,151
54,384	Prologis, Inc.	3,662,220
9,912	Rexford Industrial Realty, Inc.	323,528
50,719	STAG Industrial, Inc.	1,358,762
62,941	Terreno Realty Corporation	2,455,328
		12,198,208
	Office - 15.2%
8,316	Alexandria Real Estate Equities, Inc.	1,035,342
10,617	Boston Properties, Inc.	1,392,950
5,545	Brandywine Realty Trust	79,127
3,629	Columbia Property Trust, Inc.	77,915
19,885	Corporate Office Properties Trust	486,586
81,073	Cousins Properties, Inc.	685,067
21,737	Douglas Emmett, Inc.	802,530
96,406	Easterly Government Properties, Inc.	1,756,518
49,795	Equity Commonwealth	1,581,988
26,574	Highwoods Properties, Inc.	1,152,514
39,816	Hudson Pacific Properties, Inc.	1,228,722
12,277	JBG SMITH Properties	491,939
15,258	Kilroy Realty Corporation	1,069,433
6,106	Paramount Group, Inc.	87,133
34,336	Piedmont Office Realty Trust, Inc.	636,246
9,317	SL Green Realty Corporation	898,345
3,765	Tier REIT, Inc.	88,628
4,307	Vornado Realty Trust	309,932
		13,860,915
	Residential - 23.0%
6,188	American Campus Communities, Inc.	271,220
94,286	American Homes 4 Rent	1,963,977
35,761	Apartment Investment & Management Company	1,683,985
17,905	AvalonBay Communities, Inc.	3,412,157
18,544	Camden Property Trust	1,764,647
9,944	Equity LifeStyle Properties, Inc.	989,726
49,393	Equity Residential	3,519,252
5,408	Essex Property Trust, Inc.	1,419,654
3,794	Invitation Homes, Inc.	81,419
26,706	Mid-America Apartment Communities, Inc.	2,765,673
9,386	Sun Communities, Inc.	977,083
47,498	UDR, Inc.	2,024,365

	Retail - 13.5%
30,627	Acadia Realty Trust	878,076
8,095	Agree Realty Corporation	482,219
399	Alexander’s, Inc.	123,917
5,431	Brixmor Property Group, Inc.	89,612
9,536	Federal Realty Investment Trust	1,259,610
14,727	Getty Realty Corporation	450,499
6,729	Kimco Realty Corporation	110,019
5,092	Kite Realty Group Trust	84,069
15,741	National Retail Properties, Inc.	787,994
16,354	Realty Income Corporation	1,048,128
14,444	Regency Centers Corporation	919,505
59,260	Retail Opportunity Investments Corporation	1,072,606
51,091	Retail Properties of America, Inc.	643,236
6,657	RPT Realty	95,128
5,254	Saul Centers, Inc.	276,623
1,945	Seritage Growth Properties	73,793
10,692	Simon Property Group, Inc.	1,985,398
7,134	SITE Centers Corporation	88,747
10,997	Spirit Realty Capital, Inc.	81,598
3,597	Tanger Factory Outlet Centers, Inc.	85,069
1,423	Taubman Centers, Inc.	75,334
12,689	The Macerich Company	638,130
17,328	Urban Edge Properties	345,520
13,764	Urstadt Biddle Properties, Inc.	283,263
11,297	Weingarten Realty Investors	326,031
		12,304,124
	Specialized - 8.9%
6,109	CoreSite Realty Corporation	595,383
7,133	CubeSmart	222,122
13,396	CyrusOne, Inc.	751,248
18,613	Digital Realty Trust, Inc.	2,141,240
6,011	Equinix, Inc.	2,315,917
4,026	Extra Space Storage, Inc.	386,415
2,101	Life Storage, Inc.	205,142
6,004	National Storage Affiliates Trust	167,932
3,690	Public Storage	786,929
13,098	QTS Realty Trust, Inc.	531,648
		8,103,976
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $82,411,977)	87,151,733

SHORT-TERM INVESTMENTS - 0.2%
	Money Market Funds - 0.2%
188,096	First American Treasury Obligations Fund, Class X, 2.144% (a)	188,096
	TOTAL SHORT-TERM INVESTMENTS (Cost $188,096)	188,096
	TOTAL INVESTMENTS - 100.1% (Cost $86,603,412)	91,045,256
	Liabilities in Excess of Other Assets - (0.1)%	(127,113)
	NET ASSETS - 100.0%	$90,918,143

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Annualized seven-day yield as of November 30, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bank Global Fund Services, LLC.

Valuation Measurements (unaudited)
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global SelectMarket® and Nasdaq Capital Market Exchange® ( collectively “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service. If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”).  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board.  The use of fair value pricing by the Funds may cause the net asset value of their shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2018:

PPTY - U.S. Diversified Real Estate ETF
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 3,705,427	$ -	$ -	$ 3,705,427
Real Estate Investment Trusts	87,151,733	-	-	$ 87,151,733
Short-Term Investments	188,096	-	-	$ 188,096
Total Investments in Securities	$ 91,045,256	$ -	$ -	$ 91,045,256
^ See Schedule of Investments for sector breakouts.

For the period ended November 30, 2018, there were no transfers into or out of Level 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          ETF Series Solutions

By (Signature and Title)         /s/ Kristina R. Nelson
 Kristina R. Nelson, President (Principal Executive Officer)

Date           1/25/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ Kristina R. Nelson
 Kristina R. Nelson, President (Principal Executive Officer)

Date           1/25/2019

By (Signature and Title)*        /s/ Kristen M. Weitzel
  Kristen M. Weitzel, Treasurer (principal financial officer)

Date           1/25/2019

* Print the name and title of each signing officer under his or her signature.